ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2020	2019
Voyage expenses	16,785	17,997
Ship operating expenses	12,208	20,741
Administrative expenses	695	1,196
Tax expenses	171	117
Interest expenses	4,691	4,688
	34,550	44,739